Trade and Other Receivables - Schedule of Change in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of year	$ 30	$ 30
Charges	51	29
Write-offs	(44)	(28)
Disposals of businesses		(1)
Balance at end of year	$ 37	$ 30